Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Aug. 31, 2025 USD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of Operating Segments	1
Restricted cash	$ 33,496			$ 35,387
Transaction costs			$ 400
Recognized of reduction for research and development expenses	1,000
National Institute Of Health
Award Granted	1,000	$ 2,000	$ 1,000
Letter of Credit
Restricted cash	$ 400			$ 400